Balance Sheet (Parentheticals) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Subject to possible redemption, share	23,826,936	25,823,193
Subject to possible redemption, per share redemption value (in Dollars per share)	$ 10.00	$ 10.00
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	6,173,064	4,176,807
Common stock, shares outstanding	6,173,064	4,176,807
Class B Common Stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	7,500,000	7,500,000
Common stock, shares outstanding	7,500,000	7,500,000